Variable Interest Entities - Summary of VIE's assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Current assets	$ 2,487	$ 3,440
Non-current assets	8,836	9,552
Total assets	11,322	12,992
Total liabilities	9,351	11,431
VIE, primary beneficiary
Variable Interest Entity [Line Items]
Current assets	1,124	1,087
Non-current assets	1,217	1,556
Total assets	2,341	2,643
Total liabilities	$ 615	$ 708